SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	6 Months Ended
Jun. 30, 2023
Summary Of Significant Accounting Policies [Abstract]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
The unaudited interim condensed consolidated financial statements have been prepared on the same basis as the 2022 audited consolidated financial statements and include all adjustments necessary to present fairly the Company’s interim condensed consolidated statement of financial position as of June 30, 2023, its results of operations and changes in equity for the three and six months ended June 30, 2023 and 2022 and its cash flows for the six months ended June 30, 2023 and 2022. The results of operations for the three and six months ended June 30, 2023 are not necessarily indicative of the results that may be expected for the year ended December 31, 2023 or for any future interim or annual period.
The unaudited interim condensed consolidated financial statements have been prepared on a historical cost basis except for contingent consideration which was measured at fair value and classified as a Level 3 financial instrument up to date of modification (see Note 5). Valuation methodology and main inputs are disclosed in Note 5.
USE OF ESTIMATES AND JUDGEMENTS
In preparing these interim condensed consolidated financial statements, the Company has made estimates and judgements that impact the application of accounting policies and reported amounts. The significant estimates and judgements made in applying the Company’s accounting policies and key sources of estimation were consistent with those described in its 2022 audited consolidated financial statements. Estimates and judgements used in business combination accounting are described in Note 5, while estimates and judgements used in deferred tax accounting are disclosed in Note 16.
NEW AND AMENDED STANDARDS ADOPTED BY THE GROUP IN 2023
The Group has analyzed the following amendments to existing standards that are mandatory for the Group’s accounting period beginning on January 1, 2023 and determined they had limited or no impact on the Group’s financial statements:
▪Amendments to IAS 1, Presentation of Financial Statements and IFRS Practice Statement 2: Disclosure of Accounting policies
▪Amendments to IAS 8, Definition of Accounting Estimates
▪Amendments to IAS 12, Deferred Tax Related to Assets and Liabilities Arising from a Single Transaction, and International Tax Reform - Pillar Two Model Rules
▪IFRS 17, Insurance Contracts.
Standards Issued but Not Yet Effective
There are several standards and interpretations which have been issued but will not take effect until periods beginning after December 31, 2023. These amendments have not been early adopted for these interim condensed consolidated financial statements and are not expected to have a significant impact on disclosures or amounts reported in the Group’s consolidated financial statements in the period of initial application.
DEFERRED CONSIDERATION PAYMENT
In January 2023, the Group made a cash payment of deferred consideration related to the RotoWire (as defined below) acquisition totaling an aggregate of $2,500. The payment is reflected in the cash flows partly within investing and partly within financing activities. The part of the payment related to original estimate of the fair value of deferred consideration of $2,390 is reported within investing activities in the cash flow statement and the part of the payment related to the increase in the consideration value on account of the interest element since the acquisition of $110 is reported within financing cash flows. See Note 5 for a complete discussion of this acquisition.
CONTINGENT CONSIDERATION PAYMENT
In April 2023 the Group settled contingent consideration related to the BonusFinder (as defined below) acquisition totaling an aggregate of $20,090 of which $10,178 was paid in cash and $9,912 was paid in ordinary shares of the Group. The payment is reflected in the cash flows partly within investing and partly within operating activities. The part of the payment related to original estimate of the fair value of contingent consideration of $5,557 is reported within investing activities in the cash flow statement and the part of the payment related to the increase in the consideration value on account of the fair value movements since the acquisition of $4,621 is reported within operating cash flows. See Note 5 for a complete discussion of this acquisition.
MODIFICATION OF CONTINGENT CONSIDERATION
On June 30, 2023, the Company entered into an agreement with the sellers of BonusFinder which modified terms of the original share purchase agreement relating to the remaining earnout payment. The agreement terminated the earn-out period early effective as of June 30, 2023. The agreement provides that fixed consideration of EUR18,000 will be paid in two installments, (i) EUR5,000 was paid on July 7, 2023, and (ii) EUR13,000 is payable on April 30, 2024. The Company has the option, but not the obligation, to pay up to 50% of the EUR13,000 payment described in clause (ii) in unregistered ordinary shares. The new deferred liability was remeasured at its discounted present value of EUR16,773 ($18,192) as of June 30, 2023. As a result of the modification, a change of $6,087 is recognized in the statement of comprehensive income. The liability was presented as deferred consideration as of June 30, 2023. See Note 5 for a complete discussion of this acquisition.

REVENUE RECOGNITION
During the six months ended June 30, 2023, the Company entered into partnership agreements under which a revenue share is paid to media partners. In certain cases, agreements include minimum revenue share payments and these are recognized over the duration of the arrangement as the obligations of the Company and its media partner are satisfied.
SEGMENT REPORTING
The Group does not divide its operations into different segments and the chief operating decision maker operates and manages the Group’s entire operations as one segment, which is consistent with the Group’s internal organization and reporting system.
As at June 30, 2023 and December 31, 2022, the geographic analysis of the Group’s non-current assets, excluding deferred tax assets and deferred compensation cost, was as follows:

	As of June 30,	As of December 31,
	2023	2022
Ireland	67,627	66,069
United States	24,553	24,770
Other	168	214
	92,348	91,053

FOREIGN CURRENCY TRANSLATION
The following exchange rates were used to translate the financial statements of the Group into USD from EUR:

	Period End	Average for Period	Beginning of Period	Low	High
Six Months Ended June 30,	(EUR per USD)
2023	0.92	0.92	0.93	0.90	0.95
2022	0.96	0.92	0.88	0.87	0.96